Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Earnings to Common Shareholders
Basic EPS	$ 1,506	$ 1,330
Potential dilutive effect of stock options (Note 20)	0	0
Diluted EPS	$ 1,506	$ 1,330
Weighted Average Shares
Basic EPS (shares)	486.3	478.6
Potential dilutive effect of stock options (shares)	0.2	0.4
Diluted EPS (shares)	486.5	479.0
EPS
Basic (CAD per share)	$ 3.10	$ 2.78
Diluted (CAD per share)	$ 3.10	$ 2.78